Provisions for liabilities and other charges (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Provision amount	€ 27,266	€ 20,218	€ 14,944
WHT Provision	15,362	11,456
Tax risks
Reconciliation of changes in other provisions [abstract]
Provision amount	25,840	19,675	14,143
VAT Provision	10,329	8,221
Provisions related to other taxes	97
Provision for other expenses
Reconciliation of changes in other provisions [abstract]
Provision amount	877	474	€ 560
Restructuring provision	173
Provision for lost/damaged marketplace and consignment goods	226	389
Litigation and penalty provisions	€ 483	€ 85